Stockholder Equity (Details 1) - Options [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Dividend yield	0.00%	0.00%
Minimum [Member]
Expected Life	5 years 7 months 24 days	5 years 5 months 26 days
Expected volatility	37.73%	38.39%
Risk-free interest rate	1.44%	0.87%
Maximum [Member]
Expected Life	5 years 9 months	6 years 3 months
Expected volatility	39.18%	38.67%
Risk-free interest rate	2.12%	1.07%